Accumulated Other Comprehensive income (Loss) (Amounts Reclassified to Net Income from Accumulated Other Comprehensive Income (loss)) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on sales of subsidiaries and affiliates and liquidation losses, net	¥ 57,867	¥ 20,575	¥ 64,923
Life insurance premiums and related investment income	189,421	351,493	155,406
Finance revenues	200,889	186,883	191,700
Write-downs of securities and other	(4,515)	(8,997)	(7,989)
Income before Income Taxes and Discontinued Operations	391,302	344,017	286,339
Tax expenses or benefits	(120,312)	(89,057)	(98,553)
Net Income	270,990	255,257	195,287
Other (income) and expense, net	3,729	(23,674)	21,001
Net unrealized gains (losses) on derivative instruments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net Income	(838)	(2,424)	(915)
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on investment in securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on investment securities and dividends			10,902
Brokerage commissions and net gains on investment securities	25,673	32,733
Interest on loans and investment securities	(182)	29
Finance revenues			858
Write-downs of securities and other	(3,064)	(2,853)	(2,302)
Income before Income Taxes and Discontinued Operations	27,296	33,548	12,188
Tax expenses or benefits	(9,582)	(8,501)	(4,225)
Net Income	17,714	25,047	7,963
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on investment in securities | Sale of Investments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Life insurance premiums and related investment income	6,453	5,599	3,262
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on investment in securities | Amortization of investment securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Life insurance premiums and related investment income	(1,584)	(1,960)	(532)
Reclassification out of Accumulated Other Comprehensive Income | Defined benefit pension plans
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of prior service credit	1,041	978	1,262
Amortization of net actuarial loss	(1,321)	(717)	(837)
Amortization of transition obligation	(52)	(58)	(56)
Income before Income Taxes and Discontinued Operations	(332)	203	369
Tax expenses or benefits	15	(85)	(91)
Net Income	(317)	118	278
Reclassification out of Accumulated Other Comprehensive Income | Foreign currency translation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on sales of subsidiaries and affiliates and liquidation losses, net	(806)	1,274	(1,520)
Income before Income Taxes and Discontinued Operations	(806)	1,274	(1,520)
Tax expenses or benefits	0	(120)	17
Net Income	(806)	1,154	(1,503)
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on derivative instruments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income before Income Taxes and Discontinued Operations	(1,179)	(3,140)	(1,213)
Tax expenses or benefits	341	716	298
Net Income	(838)	(2,424)	(915)
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on derivative instruments | Interest rate swap agreements
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Finance revenues/Interest expense	(27)	32	39
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on derivative instruments | Foreign exchange contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other (income) and expense, net			773
Foreign currency transaction loss	2,608	1,356
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on derivative instruments | Foreign currency swap agreements
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Finance revenues/Interest expense	¥ (3,760)
Finance revenues/Interest expense/Other (income) and expense, net		¥ (4,528)	¥ (2,025)